Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 24,364,198	$ 16,529,251
Accounts receivable – related parties	3,981,697	1,914,380
Less: allowance for doubtful accounts	(3,066,937)	(2,910,554)
Accounts receivable, net	$ 25,278,958	$ 15,533,077